Share Capital - Schedule of stock option activity (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options, Outstanding | shares		328,068	82,585	65,448
Weighted Average Exercise Price, Outstanding		$ 13.99	$ 52.34	$ 49.00
Number of Stock Options, Granted | shares		100,500	279,190	17,655
Weighted Average Exercise Price, Granted	$ 57.00	$ 11.50	$ 6.47	$ 59.01
Number of Stock Options, Expired (in Shares) | shares		(14,000)	(33,707)	(518)
Weighted Average Exercise Price, Expired			$ 39.79	$ 65.57
Weighted Average Exercise Price, Exercised		$ 16.38
Number of Stock Options, Outstanding | shares	414,568	414,568	328,068	82,585
Weighted Average Exercise Price, Outstanding	$ 13.88	$ 13.88	$ 13.99	$ 52.34
Agent options [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options, Outstanding | shares		452,523	6,597	8,050
Weighted Average Exercise Price, Outstanding		$ 8.02	$ 52.68	$ 47.91
Number of Stock Options, Granted | shares			445,926	5,025
Weighted Average Exercise Price, Granted			$ 7.36	$ 45.58
Number of Stock Options, Expired (in Shares) | shares		(6,597)		(810)
Weighted Average Exercise Price, Expired		$ 52.68		$ 53.00
Number of Stock Options, Exercised | shares				(5,668)
Weighted Average Exercise Price, Exercised				$ 43.71
Number of Stock Options, Outstanding | shares	445,926	445,926	452,523	6,597
Weighted Average Exercise Price, Outstanding	$ 7.51	$ 7.51	$ 8.02	$ 52.68
Share purchase warrant [Member]
Share Capital (Details) - Schedule of stock option activity [Line Items]
Number of Stock Options, Outstanding | shares		3,591,533	111,999	149,674
Weighted Average Exercise Price, Outstanding		$ 10.55	$ 59.02	$ 60.16
Number of Stock Options, Granted | shares		2,142,857	3,479,534	80,110
Weighted Average Exercise Price, Granted		$ 4.00	$ 8.96	$ 54.64
Number of Stock Options, Expired (in Shares) | shares		(68,647)		(36,920)
Weighted Average Exercise Price, Expired		$ 62.87		$ 73.22
Number of Stock Options, Exercised | shares		(544,415)		(80,865)
Weighted Average Exercise Price, Exercised		$ 5.54		$ 54.64
Number of Stock Options, Outstanding | shares	5,121,328	5,121,328	3,591,533	111,999
Weighted Average Exercise Price, Outstanding	$ 7.64	$ 7.64	$ 10.55	$ 59.02